PIMCO Equity Series

Supplement Dated February 14, 2011 to the Prospectuses (the “Prospectuses”) and Statement of Additional

Information (the “SAI”) dated October 29, 2010 for PIMCO Equity Series, each as supplemented and revised from time to time

Disclosure Related to Modification of the Distribution Arrangements

Distributor

Effective immediately, PIMCO Investments LLC (the “Distributor”) will serve as the principal underwriter of each class of shares of PIMCO Equity Series. Therefore, all statements in the Prospectuses relating to the previous principal underwriter are deleted and hereby replaced with references to PIMCO Investments LLC.

Mailing Address of the Distributor

All references in the Prospectuses relating to the mailing address of the previous principal underwriter are deleted and replaced with the following:

PIMCO Investments LLC, 1345 Avenue of the Americas, New York, New York 10105-4800.

Internet Addresses

All references in the Prospectuses relating to the internet website of the Trust and previous principal underwriter are deleted and replaced with “http://www.PIMCO.com/investments.”

The internet addresses listed in the Performance Information section of each Fund Summary in the Prospectuses are revised to provide that daily updates on the net asset value and performance of a Fund may be found at http://investments.pimco.com/DailyPerformance and that quarterly updates on the net asset value and performance of a Fund may be found at http://investments.pimco.com/QuarterlyPerformance.

All references in the Prospectuses relating to the internet website where shareholders may sign up for eDelivery of the Prospectuses and other mailings are deleted and replaced with “http://investments.pimco.com/edelivery.”

Purchase of Fund Shares (Class A, Class C and Class R Shares Only)

All references in the Prospectuses to the party to whom checks are made payable for the purchase of shares are deleted and replaced with “PIMCO Family of Funds.”

All references in the Prospectuses to the mailing address for correspondence related to the purchase of shares are deleted and replaced with the following:

Regular mail (PIMCO Equity Series, P.O. Box 55060, Boston, MA 02266-5060) or overnight mail (PIMCO Equity Series, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809).

Exchange of Fund Shares (Class A, Class C and Class R Shares Only)

All references in the Prospectuses to the mailing address for correspondence related to the exchange of shares are deleted and replaced with the following:

PIMCO Equity Series, P.O. Box 55060, Boston, MA 02266-5060.

Statement of Additional Information

Corresponding changes are hereby made to the SAI.

Investors Should Retain This Supplement for Future Reference

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